Morgan Stanley European Equity Fund Inc.
Morgan Stanley European Equity Fund Inc.

August 30, 2013

Supplement

SUPPLEMENT DATED AUGUST 30, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPEAN EQUITY FUND, INC.
Dated February 28, 2013

The following changes to the Prospectus are effective September 16, 2013:

The following replaces the "Annual Fund Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses:"
Annual Fund Operating Expenses Morgan Stanley European Equity Fund Inc.		A	B	L		I
Advisory Fee		0.87%	0.87%	0.87%	[1]	0.87%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	0.24%	0.75%	[1]	none
Other Expenses		0.46%	0.46%	0.46%	[1]	0.46%
Total Annual Fund Operating Expenses	[3]	1.58%	1.57%	2.08%	[1]	1.33%
Fee Waiver and/or Expense Reimbursement	[3]	none	none	none	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.58%	1.57%	2.08%	[1]	1.25%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Directors approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[3]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.60% for Class A, 1.59% for Class B, 2.10% for Class L and 1.25% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following replaces the "Example" tables and related footnotes in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example Morgan Stanley European Equity Fund Inc. (USD $)		1 Year	3 Years	5 Years	10 Years
A		677	998	1,340	2,305
B		660	796	1,055	1,867	[1]
L	[2]	211	652	1,119	2,410
I		127	397	686	1,511
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley European Equity Fund Inc. (USD $)		1 Year	3 Years	5 Years	10 Years
A		677	998	1,340	2,305
B		160	496	855	1,867	[1]
L	[2]	211	652	1,119	2,410
I		127	397	686	1,511
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.